KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Key Management Compensation [Abstract]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2023	2022
	$	$
Salaries and director fees	1,712,067	2,284,846
Share-based payments	1,417,844	2,309,506

KEY MANAGEMENT COMPENSATION	3,129,911	4,594,352